ACCOUNTS AND OTHER RECEIVABLES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Accounts And Other Receivables 1	$ 250,000
Accounts And Other Receivables 2	$ 500,000